UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $251,001 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103     2352   171167 SH       SOLE                   171167
ACCURIDE CORP NEW              COM NEW          00439T206     5257   416200 SH       SOLE                   416200
APPLE INC                      COM              037833100     7020    20912 SH       SOLE                    20912
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106     2541   171136 SH       SOLE                   171136
BAIDU INC                      SPON ADR REP A   056752108    19762   141027 SH       SOLE                   141027
CHEESECAKE FACTORY INC         COM              163072101     9064   288929 SH       SOLE                   288929
COTT CORP QUE                  COM              22163N106     7580   901346 SH       SOLE                   901346
DANA HLDG CORP                 COM              235825205     6382   348722 SH       SOLE                   348722
DSW INC                        CL A             23334L102     6684   132064 SH       SOLE                   132064
E M C CORP MASS                COM              268648102     7960   288945 SH       SOLE                   288945
GAYLORD ENTMT CO NEW           COM              367905106    14323   477427 SH       SOLE                   477427
JOS A BANK CLOTHIERS INC       COM              480838101    15406   308054 SH       SOLE                   308054
LAS VEGAS SANDS CORP           COM              517834107    11066   262176 SH       SOLE                   262176
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     9363   339223 SH       SOLE                   339223
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    14643   131067 SH       SOLE                   131067
NICE SYS LTD                   SPONSORED ADR    653656108     3035    83466 SH       SOLE                    83466
NXP SEMICONDUCTORS N V         COM              N6596X109     2288    85594 SH       SOLE                    85594
PRICELINE COM INC              COM NEW          741503403    18387    35917 SH       SOLE                    35917
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101     9668   388281 SH       SOLE                   388281
SEASPAN CORP                   SHS              Y75638109     5668   387934 SH       SOLE                   387934
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     7102   188620 SH       SOLE                   188620
SINA CORP                      ORD              G81477104     3391    32571 SH       SOLE                    32571
STANLEY BLACK & DECKER INC     COM              854502101     4279    59383 SH       SOLE                    59383
TIM HORTONS INC                COM              88706M103    11507   235761 SH       SOLE                   235761
TIME WARNER CABLE INC          COM              88732J207     2510    32161 SH       SOLE                    32161
TRIUMPH GROUP INC NEW          COM              896818101     8496    85319 SH       SOLE                    85319
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    10201   172806 SH       SOLE                   172806
VERIFONE SYS INC               COM              92342Y109     6993   157680 SH       SOLE                   157680
WILLIAMS COS INC DEL           COM              969457100     9794   323753 SH       SOLE                   323753
YAHOO INC                      COM              984332106     1014   211300 SH  CALL SOLE                   211300
YAHOO INC                      COM              984332106     7265   483041 SH       SOLE                   483041